UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2024

Date of reporting period:	12/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Short-Term Corporate Bond Fund
Class A:
PBSMX
ANNUAL SHAREHOLDER REPORT – December 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class A	$73	0.71%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help
manage
duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF140EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call
(800) 225-1852 or (973) 367-3529
from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.51%	1.28%	1.83%
Class A without sales charges	4.87%	1.75%	2.06%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in response to
new
regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	A
NASDAQ	PBSMX
CUSIP	74441R102
MF140EA

PGIM Short-Term Corporate Bond Fund
Class C:
PIFCX
ANNUAL SHAREHOLDER REPORT – December 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class C	$152	1.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the
period
,
the
Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF140EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.06%	0.98%	1.31%
Class C without sales charges	4.06%	0.98%	1.31%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in
response
to new regulatory requirements.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	C
NASDAQ	PIFCX
CUSIP	74441R300
MF140EC

PGIM Short-Term Corporate Bond Fund
Class R:
JDTRX
ANNUAL SHAREHOLDER REPORT – December 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R	$106	1.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to
help
manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF140ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	4.52%	1.42%	1.76%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in response to new regulatory requirements
.

WHAT
ARE
SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R
NASDAQ	JDTRX
CUSIP	74441R409
MF140ER

PGIM Short-Term Corporate Bond Fund
Class Z:
PIFZX
ANNUAL SHAREHOLDER REPORT – December 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class Z	$48	0.47%
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF140EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	5.12%	1.98%	2.31%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	Z
NASDAQ	PIFZX
CUSIP	74441R508
MF140EZ

PGIM Short-Term Corporate Bond Fund
Class R2:
PIFEX
ANNUAL SHAREHOLDER REPORT – December 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R2	$90	0.88%
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF140ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Fund	4.69%	1.59%	2.05% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	0.97%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.41%

*The Fund has added this broad-based index in response to new regulatory r equir
ements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM
Short
-Term Corporate Bond Fund

SHARE CLASS	R2
NASDAQ	PIFEX
CUSIP	74441R805
MF140ER2

PGIM Short-Term Corporate Bond Fund
Class R4:
PIFGX
ANNUAL SHAREHOLDER REPORT – December 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R4	$65	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During
the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.
MF140ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Fund	4.95%	1.84%	2.31% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	0.97%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.41%

*The Fund h
a
s added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R4
NASDAQ	PIFGX
CUSIP	74441R888
MF140ER4

PGIM Short-Term Corporate Bond Fund
Class R6:
PSTQX
ANNUAL SHAREHOLDER REPORT – December 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT
WERE
THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R6	$39	0.38%
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on
performance
.
MF140ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	5.21%	2.09%	2.42%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this
broad
-based index in response to new regulatory requirements.

WHAT ARE
SOME
KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R6
NASDAQ	PSTQX
CUSIP	74441R607
MF140ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)(1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2024, and December 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $43,044 and $40,280, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024, and December 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended December 31, 2024, and December 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended December 31, 2024, and December 31, 2023: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2024, and December 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

PGIM Short-Term Corporate Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

DECEMBER 31, 2024

Table of Contents	Financial Statements and Other Information	December 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short-Term Corporate Bond Fund	1

Notes to Financial Statements	49

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 12.0%

Collateralized Loan Obligations

AGL CLO Ltd. (United Kingdom),
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.750%(c)	01/20/37	25,300	$25,337,644
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.615(c)	01/20/37	31,100	31,105,256
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.883(c)	11/27/31	39,235	39,276,514
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.979(c)	07/26/31	5,126	5,129,933
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817(c)	05/17/31	9,763	9,772,074
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-04A, Class A1R4, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.752(c)	04/22/32	8,923	8,927,850
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	5.376(c)	04/20/32	39,500	39,576,140
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.059(c)	07/20/34	19,500	19,535,660
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.876(c)	04/24/31	11,780	11,780,517
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	5.829(c)	04/20/30	43,323	43,377,900
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.069(c)	07/20/34	60,000	60,116,928
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.737(c)	04/20/34	50,000	50,029,165
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	10/20/34	50,000	50,074,805
LCM Ltd. (Cayman Islands),
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.996(c)	10/15/34	48,400	48,537,388

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 1

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999%(c)	04/21/31	7,592	$7,596,434
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	5.826(c)	06/20/34	40,000	40,062,480
OCP CLO Ltd. (Cayman Islands),
Series 2020-08RA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.773(c)	10/17/36	18,000	18,041,288
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	0.000(c)	05/21/34	40,000	40,000,000
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.756(c)	07/15/31	12,800	12,824,530
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.594(c)	10/20/34	45,000	45,031,703
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.949(c)	01/26/31	4,745	4,749,491
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.044(c)	04/18/31	15,104	15,132,648
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.958(c)	10/23/31	29,721	29,756,262
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.859(c)	10/20/30	8,436	8,436,391
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.046(c)	10/29/34	25,000	25,006,035
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	0.000(c)	04/20/34	40,000	40,000,000
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/20/34	39,500	39,575,338
Tralee CLO Ltd. (Cayman Islands),
Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.207(c)	04/25/34	32,000	32,019,270
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.505(c)	01/20/37	44,851	44,851,000

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.757%(c)	07/15/34	40,000	$40,004,240
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.989(c)	10/17/32	25,000	25,000,355
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/19/34	30,000	30,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.413(c)	07/20/32	26,650	26,680,906
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.128(c)	10/15/34	25,000	25,023,143
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.208(c)	04/15/30	2,715	2,715,914

TOTAL ASSET-BACKED SECURITIES (cost $993,867,104)				995,085,202

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
Benchmark Mortgage Trust,
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	60,891	60,621,638
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	12,367	12,033,725
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A4	3.311	03/17/49	34,783	34,271,024
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	9,854	9,684,416
Series 2016-C32, Class ASB	3.514	12/15/49	3,070	3,030,715
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A3	3.510	05/15/48	6,766	6,727,498
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	10,072,166

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $142,826,534)				136,441,182

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 3

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 82.9%

Aerospace & Defense 1.5%

BAE Systems Finance, Inc. (United Kingdom),
Gtd. Notes, 144A	7.500%	07/01/27	5,463	$5,788,713
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	7,755	7,769,861
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	8,700	8,435,731
Sr. Unsec’d. Notes	2.700	02/01/27	37,574	35,822,556
Sr. Unsec’d. Notes	3.250	02/01/28	27,812	26,187,620
Sr. Unsec’d. Notes	3.625	02/01/31	4,745	4,307,707
Sr. Unsec’d. Notes	5.150	05/01/30	15,603	15,398,598
Sr. Unsec’d. Notes	6.298	05/01/29	5,210	5,402,142
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	4.400	06/15/28	4,720	4,639,101
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes	3.850	06/15/26	12,300	12,016,425

				125,768,454

Agriculture 2.7%

Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes	3.250	03/27/30	33,645	31,057,985
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,593,941
Gtd. Notes	3.557	08/15/27	4,524	4,376,905
Gtd. Notes	4.700	04/02/27	8,054	8,017,298
Gtd. Notes	5.834	02/20/31	8,995	9,195,442
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	26,865	25,832,785
Bunge Ltd. Finance Corp.,
Gtd. Notes(a)	2.750	05/14/31	11,705	10,114,657
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,942,860
Gtd. Notes, 144A, MTN	5.500	02/01/30	13,600	13,752,119
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.375	11/01/27	28,750	28,510,669
Sr. Unsec’d. Notes(a)	4.875	02/15/28	20,529	20,574,123
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,558,276
Sr. Unsec’d. Notes	5.250	09/07/28	8,521	8,644,656

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450%	06/12/25	212	$211,458
Viterra Finance BV (Netherlands),
Gtd. Notes, 144A	2.000	04/21/26	35,200	33,822,328

				223,205,502

Airlines 0.8%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	954	943,512
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	4.500	10/20/25	8,446	8,404,673
Sr. Sec’d. Notes, 144A	4.750	10/20/28	29,560	29,136,405
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,252,653
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	2,891	2,856,833
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,300,722
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,315,548

				65,210,346

Apparel 0.3%

VF Corp.,
Sr. Unsec’d. Notes(a)	2.400	04/23/25	20,475	20,285,300

Auto Manufacturers 3.2%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	50,965	48,948,753
Sr. Unsec’d. Notes	4.000	11/13/30	2,865	2,579,222
Sr. Unsec’d. Notes	4.271	01/09/27	9,430	9,237,065
Sr. Unsec’d. Notes	5.800	03/08/29	8,000	8,000,595
Sr. Unsec’d. Notes	5.850	05/17/27	13,740	13,882,529
Sr. Unsec’d. Notes	6.950	03/06/26	2,200	2,238,818
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	38,427,508
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,949,308
Sr. Unsec’d. Notes	2.350	02/26/27	2,590	2,454,286
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,855,300
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	20,888,903
Sr. Unsec’d. Notes	5.400	05/08/27	2,675	2,703,146

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 5

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.275%	06/24/27	16,850	$16,971,000
Sr. Unsec’d. Notes, 144A	6.100	09/21/28	20,000	20,572,403
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	14,076,310
Sr. Unsec’d. Notes, 144A, MTN	5.300	09/13/27	6,590	6,523,543
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	3,935,454
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	4.050	10/24/25	10,000	9,907,949
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.950	08/15/29	9,600	9,359,131
Gtd. Notes, 144A	5.300	03/22/27	14,260	14,266,756

				264,777,979

Auto Parts & Equipment 0.2%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	1,665	1,611,528
Gtd. Notes(a)	6.875(ff)	12/15/54	13,340	13,010,618

				14,622,146

Banks 22.7%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	13,400	12,902,364
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	7,200	7,230,355
Sr. Preferred Notes(a)	5.439	07/15/31	16,600	16,545,521
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	89,140,307
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	29,734,311
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	63,119,136
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	46,000,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	9,620	9,430,312
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	18,900	18,933,572
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,337,950
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	2,960	2,990,646
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	32,530	33,285,961
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	5,899,966

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BPCE SA (France),
Sub. Notes, 144A, MTN	4.500%	03/15/25	3,640	$3,631,242
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	6.684(ff)	09/13/27	15,790	16,189,650
Canadian Imperial Bank of Commerce (Canada),
Jr. Sub. Notes(a)	6.950(ff)	01/28/85	25,145	25,019,275
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	24,710	25,154,434
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	12,600	12,538,422
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	26,553,996
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	81,450	77,554,097
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	18,715	16,071,933
Sub. Notes	4.450	09/29/27	8,160	8,046,869
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	44,920	45,410,384
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	8,535	8,419,548
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	7,280	7,059,369
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	16,725	15,895,489
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	4,522	4,296,290
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	6,370	6,214,431
Sr. Non-Preferred Notes, SOFR + 1.219%	5.701(c)	11/16/27	4,625	4,607,577
Sr. Non-Preferred Notes	6.720(ff)	01/18/29	1,915	1,986,002
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	20,510	21,455,870
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	33,640	34,887,116
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes	5.414(ff)	05/21/27	19,650	19,799,857
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	15,404,257
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29(oo)	15,620	16,330,186
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	54,273,705
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	68,886,144
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	5,120	4,364,092
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,444,526
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	6,155	5,918,594
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	5,750	5,299,983
Sr. Unsec’d. Notes	2.804(ff)	05/24/32	28,670	24,355,859
Sr. Unsec’d. Notes	2.871(ff)	11/22/32	5,000	4,213,630

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 7

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

HSBC Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes(a)	5.210%(ff)	08/11/28	900	$902,709
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	36,040	37,191,240
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%	7.413(c)	02/01/25(oo)	11,600	11,661,669
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	15,760,739
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	5,182,588
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	19,205,292
Sr. Unsec’d. Notes(a)	1.470(ff)	09/22/27	39,288	37,153,947
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	62,142,319
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	24,464,258
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	32,810	32,684,336
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	25,000	25,231,066
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	25,605	26,087,804
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	6,305	6,193,925
KeyBank NA,
Sub. Notes	6.950	02/01/28	8,600	8,952,718
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	5,570	4,946,486
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	9,513	9,201,688
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	5.985(ff)	08/07/27	9,050	9,185,812
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538(ff)	07/20/27	25,830	24,562,153
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.869(ff)	09/13/30	24,524	22,138,094
Morgan Stanley,
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	49,069,460
Sr. Unsec’d. Notes(a)	1.593(ff)	05/04/27	33,720	32,325,949
Sr. Unsec’d. Notes	4.654(ff)	10/18/30	3,420	3,347,355
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	17,800	17,998,685
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	5,240	5,473,940
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	31,108,782
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	5,380	4,777,537
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	23,731	19,438,052
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	27,910,385
Sr. Unsec’d. Notes, MTN	5.164(ff)	04/20/29	24,090	24,158,665
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes	4.952(ff)	01/14/28	13,180	13,194,261

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250%	03/13/28	15,795	$16,240,419
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	7.500(ff)	05/02/84	20,000	20,700,000
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	7,100	6,736,599
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	4,225	3,527,804
Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28	10,000	10,021,882
Sr. Non-Preferred Notes, 144A(a)	5.634(ff)	01/19/30	1,775	1,769,999
State Street Corp.,
Jr. Sub. Notes, Series J	6.700(ff)	09/15/29(oo)	11,680	11,928,332
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	16,937,131
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	7.250(ff)	07/31/84	17,340	17,578,425
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	33,415	33,206,589
Sr. Unsec’d. Notes, MTN(a)	5.435(ff)	01/24/30	10,955	11,054,812
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	33,630	34,161,684
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,169,335
U.S. Bancorp,
Sr. Unsec’d. Notes	5.775(ff)	06/12/29	28,455	29,125,664
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	15,650,044
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,209,375
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A, MTN	4.625	04/12/27	2,250	2,218,921
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	15,865	16,493,315
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	12,042,779
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	54,840	55,021,177
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,328,511

				1,883,607,939

Beverages 0.4%

Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	24,433,667
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A	1.375	01/15/27	4,894	4,530,192

				28,963,859

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 9

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes(a)	5.150%	03/02/28	6,515	$6,562,560

Building Materials 0.8%

CRH SMW Finance DAC,
Gtd. Notes	5.200	05/21/29	29,000	29,185,797
Lennox International, Inc.,
Gtd. Notes	5.500	09/15/28	14,760	14,999,083
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,090,106
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	18,329	17,931,898
Sr. Unsec’d. Notes	5.500	06/15/27	4,375	4,451,395

				69,658,279

Chemicals 1.9%

Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28	13,000	13,303,208
CF Industries, Inc.,
Gtd. Notes, 144A	4.500	12/01/26	33,450	33,119,647
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	18,950,512
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	49,115	48,895,348
EIDP, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/26	9,490	9,479,193
FMC Corp.,
Sr. Unsec’d. Notes	3.200	10/01/26	3,728	3,619,930
Sr. Unsec’d. Notes	5.150	05/18/26	12,810	12,824,752
LYB Finance Co. BV (Netherlands),
Gtd. Notes, 144A	8.100	03/15/27	1,008	1,060,200
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30	11,000	9,802,870
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	6,840	6,725,225

				157,780,885

Commercial Services 0.9%

Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A(a)	1.500	08/12/26	33,760	31,881,415

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Equifax, Inc.,
Sr. Unsec’d. Notes	2.600%	12/15/25	10,900	$10,673,656
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	9,230	8,991,352
Gtd. Notes, 144A	4.600	05/01/28	19,140	19,000,810
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.750	08/09/27	1,730	1,727,087
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	2,412	2,400,623

				74,674,943

Computers 0.8%

Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	18,395	17,631,146
Gtd. Notes	6.000	06/04/29	365	372,211
Leidos, Inc.,
Gtd. Notes	3.625	05/15/25	20,780	20,676,641
Gtd. Notes	4.375	05/15/30	12,590	12,039,767
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	10,742	10,579,097
Teledyne FLIR LLC,
Sr. Unsec’d. Notes	2.500	08/01/30	2,381	2,081,249

				63,380,111

Distribution/Wholesale 0.1%

Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	11,846,909

Diversified Financial Services 2.6%

Ally Financial, Inc.,
Sr. Unsec’d. Notes	5.543(ff)	01/17/31	6,685	6,588,149
American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	15,364,095
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	30,625	29,986,046
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	5,415	5,658,931
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	19,800	20,451,770
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	7,105	7,838,661

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 11

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.875%	07/21/28	13,570	$13,873,344
LPL Holdings, Inc.,
Gtd. Notes(a)	6.750	11/17/28	39,652	41,662,853
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A(a)	4.875	03/28/27	5,340	5,337,591
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	16,144,668
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	5,517,596
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	37,621,200
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550	01/15/30	2,845	2,896,126
Western Union Co. (The),
Sr. Unsec’d. Notes(a)	1.350	03/15/26	10,595	10,134,333

				219,075,363

Electric 7.4%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.450	05/15/29	7,355	7,454,876
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	10,345	10,396,725
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	17,839,477
Gtd. Notes, 144A	5.400	06/06/27	9,595	9,656,989
Ameren Corp.,
Sr. Unsec’d. Notes	1.750	03/15/28	18,710	16,928,370
American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	14,580	14,643,180
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.200	04/15/25	14,245	14,169,303
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	8,000	7,758,163
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage(a)	5.200	10/01/28	13,640	13,802,318
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	24,160	23,073,990
Sr. Unsec’d. Notes	2.950	03/01/30	6,519	5,859,805
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	5,000	4,758,985
Sr. Unsec’d. Notes, 144A	4.550	11/15/30	4,665	4,492,672

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

CMS Energy Corp.,
Sr. Unsec’d. Notes	2.950%	02/15/27		2,445	$2,350,690
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	5.600	03/01/28		5,798	5,912,558
DTE Energy Co.,
Sr. Unsec’d. Notes(a)	4.950	07/01/27		8,080	8,111,348
Sr. Unsec’d. Notes	5.100	03/01/29		2,820	2,826,285
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	21,845,073
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	13,931,561
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		15,000	14,969,671
Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,371,262
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.625	07/12/26		11,300	10,750,067
Sr. Unsec’d. Notes, 144A	4.500	06/15/25		4,700	4,681,130
Evergy Missouri West, Inc.,
First Mortgage, 144A	5.150	12/15/27		12,220	12,288,140
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26		7,026	7,043,141
Sr. Unsec’d. Notes, 144A	5.200	04/01/28		26,650	26,758,907
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	2.866	09/15/28		7,375	6,829,875
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26		28,000	27,101,878
National Grid USA,
Sr. Unsec’d. Notes	8.000	11/15/30		9,000	10,106,548
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28		24,775	24,796,094
Gtd. Notes	5.749	09/01/25		11,573	11,641,046
OGE Energy Corp.,
Sr. Unsec’d. Notes	5.450	05/15/29		6,570	6,668,497
Pacific Gas & Electric Co.,
First Mortgage(a)	3.000	06/15/28		12,000	11,246,599
First Mortgage	5.550	05/15/29		35,380	35,953,179
PacifiCorp,
First Mortgage	5.100	02/15/29		13,750	13,827,675
PG&E Corp.,
Jr. Sub. Notes(a)	7.375(ff)	03/15/55		7,420	7,609,104
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes(a)	1.300	06/15/25		27,312	26,854,253

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 13

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800%	08/15/25	16,823	$16,411,168
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-1	0.861	11/15/33	2,688	2,335,819
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	19,761,824
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,403,223
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	11,535	11,679,688
First Mortgage	5.450	06/01/31	5,635	5,724,636
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	8,625	7,824,764
Virginia Power Fuel Securitization LLC,
Sr. Sec’d. Notes, Series A-2	4.877	05/01/33	17,069	17,053,293
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	2,271	2,227,635
Sr. Sec’d. Notes, 144A	3.700	01/30/27	32,711	31,834,450
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	11,540	10,802,938

				614,368,872

Electronics 0.2%

Fortive Corp.,
Sr. Unsec’d. Notes	3.150	06/15/26	19,766	19,320,030

Engineering & Construction 0.6%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	24,090	25,060,924
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29	7,625	7,754,465
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	5,065	4,745,297
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	14,747,177

				52,307,863

Entertainment 0.4%

Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	24,010	23,133,840
Gtd. Notes	4.054	03/15/29	13,100	12,187,086

				35,320,926

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 0.8%

Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A	6.050%	01/15/29	5,125	$5,230,421
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	18,510	16,886,914
Smithfield Foods, Inc.,
Gtd. Notes, 144A	4.250	02/01/27	4,750	4,645,664
Sr. Unsec’d. Notes, 144A	2.625	09/13/31	8,590	7,056,614
Sr. Unsec’d. Notes, 144A	3.000	10/15/30	3,850	3,328,091
Sr. Unsec’d. Notes, 144A	5.200	04/01/29	1,750	1,711,851
The Campbell’s Co.,
Sr. Unsec’d. Notes	5.200	03/21/29	20,000	20,166,064
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.400	03/15/29	9,450	9,556,772

				68,582,391

Forest Products & Paper 0.1%

Smurfit Kappa Treasury Funding DAC (Ireland),
Gtd. Notes	7.500	11/20/25	3,902	3,981,839

Gas 0.5%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	4,113	4,094,314
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,780,484
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	8,940	9,004,558
ONE Gas, Inc.,
Sr. Unsec’d. Notes	5.100	04/01/29	10,960	11,036,611
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	16,551	15,597,195

				44,513,162

Hand/Machine Tools 0.3%

Regal Rexnord Corp.,
Gtd. Notes	6.050	02/15/26	2,916	2,942,707
Gtd. Notes	6.050	04/15/28	25,000	25,442,617

				28,385,324

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 15

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.7%

Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes	7.200%	06/01/26	15,000	$15,470,655
Solventum Corp.,
Gtd. Notes, 144A	5.400	03/01/29	16,735	16,785,459
Gtd. Notes, 144A	5.450	02/25/27	17,580	17,736,678
Stryker Corp.,
Sr. Unsec’d. Notes	4.250	09/11/29	9,700	9,436,614

				59,429,406

Healthcare-Services 3.6%

Advocate Health & Hospitals Corp.,
Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,482,638
Bon Secours Mercy Health, Inc.,
Sec’d. Notes	1.350	06/01/25	2,775	2,720,333
Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	4,893,364
Centene Corp.,
Sr. Unsec’d. Notes	2.450	07/15/28	10,000	9,011,367
Sr. Unsec’d. Notes	3.375	02/15/30	20,988	18,697,302
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	28,034	27,256,553
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	24,265	24,175,189
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	15,390	13,996,541
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,285,382
Sr. Unsec’d. Notes, 144A	5.200	06/15/29	12,087	12,135,595
Icon Investments Six DAC,
Sr. Sec’d. Notes	5.809	05/08/27	7,735	7,860,187
Sr. Sec’d. Notes	5.849	05/08/29	8,025	8,165,883
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	20,040,584
Sr. Sec’d. Notes	6.250	02/01/29	17,415	17,989,237
Laboratory Corp. of America Holdings,
Gtd. Notes	4.350	04/01/30	14,675	14,150,997
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,444,132
Roche Holdings, Inc.,
Gtd. Notes, 144A(a)	4.909	03/08/31	10,000	9,977,163

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300%	05/15/31	17,455	$14,843,194
Sr. Unsec’d. Notes(a)	4.250	01/15/29	50,510	49,508,707
Sr. Unsec’d. Notes(a)	4.800	01/15/30	14,750	14,680,692
Sr. Unsec’d. Notes	4.900	04/15/31	12,650	12,583,364

				293,898,404

Home Builders 0.4%

Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	9,987	10,014,688
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.350	02/15/28	10,000	9,780,101
Gtd. Notes	4.875	03/15/27	15,635	15,616,880

				35,411,669

Household Products/Wares 0.3%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	3.000	06/26/27	23,730	22,718,034

Insurance 2.5%

Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.600	12/15/27	12,600	12,550,546
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,983,482
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes(a)	3.500	04/04/25	10,510	10,473,683
Sr. Unsec’d. Notes	3.650	04/05/27	9,435	9,168,736
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	10,785	10,740,224
Sec’d. Notes, 144A(a)	4.900	12/03/29	12,455	12,370,496
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	2,452	2,186,053
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	20,723,648
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A	0.904	08/12/25	12,200	11,904,045
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	4.650	03/15/30	19,600	19,362,316
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN(a)	5.500	06/28/28	19,750	19,981,591
Sr. Sec’d. Notes, 144A	0.875	01/12/26	22,970	22,076,835

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 17

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Principal Life Global Funding II, (cont’d.)
Sr. Sec’d. Notes, 144A	3.000%	04/18/26	6,001	$5,873,915
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	3,500	3,463,195
Sec’d. Notes, 144A	5.209	04/14/26	29,250	29,409,486
Sec’d. Notes, 144A	5.467	12/08/28	6,005	6,101,232
Unum Group,
Sr. Unsec’d. Notes	7.250	03/15/28	4,171	4,421,802

				205,791,285

Internet 0.2%

Expedia Group, Inc.,
Gtd. Notes	4.625	08/01/27	14,500	14,441,573

Iron/Steel 0.1%

Reliance, Inc.,
Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,921,024

Lodging 0.8%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.375	12/15/31	18,000	17,916,826
Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,321,545
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,188,335
Sr. Unsec’d. Notes	5.550	10/15/28	30,640	31,299,232
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	4,344	4,352,102

				64,078,040

Machinery-Construction & Mining 0.3%

Weir Group PLC (The) (United Kingdom),
Sr. Unsec’d. Notes, 144A	2.200	05/13/26	28,970	27,852,963

Machinery-Diversified 1.0%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	4,455	4,497,232
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	1,564	1,558,040
Gtd. Notes	4.550	04/10/28	11,795	11,628,037
Gtd. Notes	5.100	04/20/29	10,500	10,494,257
Gtd. Notes	5.500	01/12/29	17,980	18,237,873

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.400%	08/14/28	3,585	$3,643,617
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,964,660
Gtd. Notes	3.450	11/15/26	25,396	24,765,508

				78,789,224

Media 1.2%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	24,025	21,178,553
Sr. Sec’d. Notes	4.908	07/23/25	5,130	5,122,814
Comcast Corp.,
Gtd. Notes(a)	4.550	01/15/29	22,875	22,647,134
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	3,250	2,676,580
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	13,367,359
Sr. Unsec’d. Notes, 144A	3.850	02/01/25	3,500	3,496,407
Discovery Communications LLC,
Gtd. Notes	3.625	05/15/30	5,962	5,302,252
Gtd. Notes	4.125	05/15/29	21,568	20,115,973
Warner Media LLC,
Gtd. Notes	2.950	07/15/26	5,000	4,790,933

				98,698,005

Mining 1.4%

Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	23,012,550
Freeport Minerals Corp.,
Gtd. Notes	9.500	06/01/31	5,000	6,016,460
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,567,714
Gtd. Notes	4.375	08/01/28	40,964	39,832,800
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	3.250	05/13/30	32,020	29,408,678
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes	7.125	07/15/28	12,837	13,757,155
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27	1,925	1,889,707

				118,485,064

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 19

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.5%

Hillenbrand, Inc.,
Gtd. Notes	5.000%	09/15/26	16,150	$16,017,049
Teledyne Technologies, Inc.,
Gtd. Notes	2.250	04/01/28	31,611	29,077,943

				45,094,992

Office/Business Equipment 0.5%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	29,790	28,571,552
Gtd. Notes(a)	3.276	12/01/28	9,800	9,135,434
Gtd. Notes	5.100	03/01/30	3,250	3,205,250

				40,912,236

Oil & Gas 3.4%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A(a)	4.000	01/15/31	5,000	4,597,557
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,816,806
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,651,603
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A(a)	5.000	12/15/29	8,125	8,035,136
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,566,853
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,384,093
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	7,050	6,864,514
Gtd. Notes	5.150	01/30/30	24,905	24,953,736
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	44,486	44,039,777
Sr. Unsec’d. Notes	7.300	08/15/31	12,250	13,604,415
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	7,265	7,015,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.200	08/15/26	6,726	6,519,706
Sr. Unsec’d. Notes	6.625	09/01/30	2,355	2,465,945
Sr. Unsec’d. Notes	7.500	10/15/26	9,578	9,918,848
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/25	19,480	19,520,515

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250%	02/01/33	7,810	$7,711,323
Phillips 66 Co.,
Gtd. Notes	3.750	03/01/28	12,095	11,708,803
Gtd. Notes	4.950	12/01/27	10,835	10,923,757
Pioneer Natural Resources Co.,
Gtd. Notes(a)	7.200	01/15/28	6,176	6,593,183
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	7,704,092
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,279,349
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	38,250	40,381,340

				283,257,101

Oil & Gas Services 0.3%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	5.000	11/15/29	21,080	21,125,609

Packaging & Containers 1.2%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	28,607	27,608,129
Sr. Sec’d. Notes, 144A(a)	5.800	06/15/31	15,200	15,483,345
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	12,115,006
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	11,038,398
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes, 144A	5.200	01/15/30	26,700	26,755,637
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,765,193
Gtd. Notes	3.750	03/15/25	5,190	5,174,498

				102,940,206

Pharmaceuticals 1.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.800	03/15/29	14,535	14,523,826
Allergan Funding SCS,
Gtd. Notes	3.800	03/15/25	13,136	13,103,010
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.375	12/15/28	35,986	34,500,174

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 21

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bayer US Finance LLC (Germany),
Gtd. Notes, 144A(a)	6.125%	11/21/26	12,150	$12,371,753
Gtd. Notes, 144A(a)	6.250	01/21/29	9,300	9,495,362
CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55	15,560	15,620,892
Sr. Unsec’d. Notes	1.750	08/21/30	10,000	8,144,828
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	7,975,764
Sr. Unsec’d. Notes	5.000	01/30/29	2,185	2,155,393
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	13,226	13,028,459
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30	10,735	9,311,063

				140,230,524

Pipelines 3.7%

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	5,650	5,816,730
Enbridge, Inc. (Canada),
Gtd. Notes	5.300	04/05/29	12,800	12,883,607
Gtd. Notes	6.000	11/15/28	16,420	16,972,150
Energy Transfer LP,
Gtd. Notes	5.250	04/15/29	7,305	7,332,766
Gtd. Notes, 144A	6.000	02/01/29	7,453	7,561,313
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	12,992,152
Sr. Unsec’d. Notes	4.950	06/15/28	10,179	10,162,067
Sr. Unsec’d. Notes	5.250	07/01/29	8,800	8,844,096
Sr. Unsec’d. Notes	5.550	02/15/28	2,559	2,598,997
Sr. Unsec’d. Notes	6.400	12/01/30	20,305	21,439,453
EnLink Midstream LLC,
Gtd. Notes	5.375	06/01/29	6,085	6,081,029
Gtd. Notes, 144A(a)	6.500	09/01/30	5,000	5,234,045
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	7.538(c)	06/01/67	22,233	22,131,120
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.733(c)	08/16/77	5,970	5,941,969
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	13,761	13,290,668
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,473,526
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	4,957,545
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	6,000	5,911,772
Gtd. Notes	5.550	11/01/26	11,145	11,282,923
Gtd. Notes	5.650	11/01/28	9,015	9,201,551

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK, Inc., (cont’d.)
Gtd. Notes	5.850%	01/15/26	7,610	$7,679,354
Sr. Unsec’d. Notes	5.000	03/01/26	6,000	6,007,349
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,841,207
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	18,893	19,601,714
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes	7.000	03/15/27	3,575	3,729,305
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	7.250	12/01/26	4,705	4,894,779
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	10,992,626
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	2,986,339
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,604,918
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	11,952,664
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	03/15/29	4,525	4,491,040
Sr. Unsec’d. Notes	5.400	03/02/26	23,745	23,910,290

				308,801,064

Real Estate 0.4%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	11,996	9,974,612
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	14,186,885
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	11,678	11,212,198

				35,373,695

Real Estate Investment Trusts (REITs) 3.9%

American Tower Corp.,
Sr. Unsec’d. Notes	3.800	08/15/29	8,105	7,674,800
Sr. Unsec’d. Notes	3.950	03/15/29	5,100	4,885,956
Sr. Unsec’d. Notes	5.800	11/15/28	8,025	8,231,539
Brandywine Operating Partnership LP,
Gtd. Notes(a)	3.950	11/15/27	7,738	7,340,159
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	26,313	24,055,892
Broadstone Net Lease LLC,
Gtd. Notes	2.600	09/15/31	4,206	3,478,591

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 23

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

COPT Defense Properties LP,
Gtd. Notes	2.250%	03/15/26	6,860	$6,638,213
Crown Castle, Inc.,
Sr. Unsec’d. Notes(a)	2.250	01/15/31	13,500	11,340,876
Sr. Unsec’d. Notes	5.600	06/01/29	12,495	12,735,784
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	27,550	24,901,186
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250	06/01/25	28,802	28,751,112
Gtd. Notes	5.375	04/15/26	12,355	12,366,858
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	3,977,579
Sr. Unsec’d. Notes, Series H	3.375	12/15/29	1,750	1,601,343
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.300	11/15/28	11,657	10,519,698
Gtd. Notes	5.450	08/15/30	9,559	9,682,948
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	25,310	23,124,017
Prologis LP,
Sr. Unsec’d. Notes	4.875	06/15/28	11,690	11,721,244
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30	4,500	4,183,057
Sr. Unsec’d. Notes	2.100	03/15/28	14,165	13,019,794
Sr. Unsec’d. Notes(a)	2.200	06/15/28	11,225	10,264,767
Sr. Unsec’d. Notes	3.400	01/15/28	19,483	18,687,487
Sr. Unsec’d. Notes	4.700	12/15/28	9,985	9,927,053
Sabra Health Care LP,
Gtd. Notes	5.125	08/15/26	8,950	8,950,850
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	7,705	6,946,573
Gtd. Notes	5.500	01/15/29	15,737	15,833,810
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	2,924	2,893,022
Gtd. Notes, 144A	5.750	02/01/27	18,971	19,138,904
WP Carey, Inc.,
Sr. Unsec’d. Notes(a)	4.250	10/01/26	2,261	2,237,053

				325,110,165

Retail 0.5%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	28,202	27,258,522

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Alimentation Couche-Tard, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	2.950%	01/25/30	9,075	$8,175,175
AutoNation, Inc.,
Sr. Unsec’d. Notes	1.950	08/01/28	9,000	8,069,975

				43,503,672

Semiconductors 0.9%

Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	15,700	13,548,054
Sr. Unsec’d. Notes	4.150	02/15/28	24,250	23,843,175
Sr. Unsec’d. Notes	4.550	02/15/32	2,480	2,397,838
Sr. Unsec’d. Notes	5.150	11/15/31	15,525	15,625,424
Marvell Technology, Inc.,
Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,596,445
Microchip Technology, Inc.,
Gtd. Notes	4.900	03/15/28	7,895	7,868,028

				71,878,964

Shipbuilding 0.1%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	5.353	01/15/30	6,190	6,200,580

Software 0.9%

Activision Blizzard, Inc.,
Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,341,680
AppLovin Corp.,
Sr. Unsec’d. Notes	5.125	12/01/29	17,690	17,635,646
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	10,190	9,774,138
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	3,875,892
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,471,073
Sr. Unsec’d. Notes	5.450	03/02/28	13,929	14,146,887
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,790,996
Oracle Corp.,
Sr. Unsec’d. Notes	6.150	11/09/29	9,000	9,435,867

				71,472,179

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 25

Schedule of Investments (continued)

as of December 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 2.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	1.700%	03/25/26	26,550	$25,620,814
Sr. Unsec’d. Notes	2.300	06/01/27	25,645	24,210,876
Sr. Unsec’d. Notes(a)	4.100	02/15/28	9,350	9,147,714
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	4.375	06/21/28	12,355	12,099,328
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	10/01/27	21,420	20,997,103
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	20,093,220
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000	02/15/29	42,526	42,208,637
Sprint LLC,
Gtd. Notes	7.625	03/01/26	1,905	1,948,137
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	2,470	2,268,493
Gtd. Notes	3.750	04/15/27	44,311	43,290,310
Gtd. Notes	4.850	01/15/29	16,010	15,925,361
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	3,900	3,244,127

				221,054,120

Transportation 0.1%

Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	9,455	9,435,190

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	24,525,630

TOTAL CORPORATE BONDS
(cost $6,964,741,839)				6,875,631,600

MUNICIPAL BOND 0.3%

Texas

Texas Natural Gas Securitization Finance Corp. Revenue, Taxable, Revenue Bonds, Series 2023-01, Class A1 (cost $21,162,184)	5.102	04/01/35	21,078	21,186,341

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) 0.6%
U.S. Treasury Notes	1.250%	03/31/28	3,545	$3,220,134
U.S. Treasury Notes	1.750	01/31/29	13,945	12,594,078
U.S. Treasury Notes	3.500	09/30/26	1,515	1,496,181
U.S. Treasury Notes	3.625	08/31/29	24,385	23,617,254
U.S. Treasury Notes	4.125	10/31/26	200	199,570
U.S. Treasury Notes	4.125	10/31/29	1,000	988,750
U.S. Treasury Notes(h)	4.250	11/30/26	10,260	10,259,599
U.S. Treasury Notes	4.250	12/31/26	600	600,070

TOTAL U.S. TREASURY OBLIGATIONS
(cost $55,597,018)				52,975,636

			Shares

PREFERRED STOCK 0.1%

Banks

Citigroup Capital XIII, 11.221%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)			132,000	3,956,040

TOTAL LONG-TERM INVESTMENTS
(cost $8,181,536,679)				8,085,276,001

SHORT-TERM INVESTMENTS 3.9%

AFFILIATED MUTUAL FUNDS 3.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)			212,330,466	212,330,466
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $110,652,151; includes $110,197,183 of cash collateral for securities on loan)(b)(wb)			110,718,582	110,652,151

TOTAL AFFILIATED MUTUAL FUNDS
(cost $322,982,617)				322,982,617

OPTION PURCHASED*~ 0.0%
(cost $1,058,650)				630,838

TOTAL SHORT-TERM INVESTMENTS
(cost $324,041,267)				323,613,455

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.4%
(cost $8,505,577,946)				8,408,889,456

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 27

Schedule of Investments (continued)

as of December 31, 2024

Description	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $990,350)	$(574,240)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.4%
(cost $8,504,587,596)	8,408,315,216
Liabilities in excess of other assets(z) (1.4)%	(117,715,073)

NET ASSETS 100.0%	$8,290,600,143

Below is a list of the abbreviation(s) used in the annual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,997,088; cash collateral of $110,197,183 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

See Notes to Financial Statements.

(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.43.V1, 12/20/29	Put	JPM	02/19/25	0.55%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	683,000	$630,838

(cost $1,058,650)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.43.V1, 12/20/29	Call	JPM	02/19/25	0.48%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	683,000	$(351,457)

CDX.NA.IG.43.V1, 12/20/29	Put	JPM	02/19/25	0.70%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	683,000	(222,783)

Total Options Written (premiums received $990,350)									$(574,240)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,119	2 Year U.S. Treasury Notes	Mar. 2025	$230,076,892	$(348,151)
10,982	5 Year U.S. Treasury Notes	Mar. 2025	1,167,438,106	(5,430,816)

				(5,778,967)

Short Positions:
2,957	10 Year U.S. Treasury Notes	Mar. 2025	321,573,750	3,156,414
28	10 Year U.S. Ultra Treasury Notes	Mar. 2025	3,116,750	43,711
18	20 Year U.S. Treasury Bonds	Mar. 2025	2,049,188	43,883
32	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	3,805,000	142,296

				3,386,304

				$(2,392,663)

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 29

Schedule of Investments (continued)

as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/10/25	SCB	EUR 13,063	$13,633,373	$13,537,179	$96,194	$—

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.279%	$2,105,228	$2,772,315	$667,087

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Host Hotels & Resorts LP	12/20/25	1.000%(Q)	4,250	$(32,656)	$28,001	$(60,657)	GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR 12,600	(230,992)	117,155	(348,147)	JPM
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	(15,621)	15,149	(30,770)	MSI

				$(279,269)	$160,305	$(439,574)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.206%	$2,767,071	$1,629,692	$ 1,137,379	MSI
Lincoln National Corp.	12/20/29	1.000%(Q)	15,000	1.239%	(152,258)	(296,499)	144,241	BARC

					$2,614,813	$1,333,193	$ 1,281,620

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

See Notes to Financial Statements.

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
486,564	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$1,142,631	$1,142,631
707,950	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	172,788	3,652,439	3,479,651
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.490%	290,461	10,766,561	10,476,100
440,900	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(389,047)	(1,032,822)	(643,775)

				$74,202	$14,528,809	$14,454,607

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 31

Schedule of Investments (continued)

as of December 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,789,997	$(296,499)	$1,281,620	$(439,574)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$52,235,978

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$995,085,202	$—
Commercial Mortgage-Backed Securities	—	136,441,182	—
Corporate Bonds	—	6,875,631,600	—
Municipal Bond	—	21,186,341	—
U.S. Treasury Obligations	—	52,975,636	—
Preferred Stock	3,956,040	—	—
Short-Term Investments
Affiliated Mutual Funds	322,982,617	—	—
Option Purchased	—	630,838	—

Total	$326,938,657	$8,081,950,799	$—

Liabilities
Options Written	$—	$(574,240)	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,386,304	$—	$—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contract	$—	$96,194	$—
Centrally Cleared Credit Default Swap Agreement	—	667,087	—
OTC Credit Default Swap Agreement	—	2,767,071	—
Centrally Cleared Interest Rate Swap Agreements	—	15,098,382	—

Total	$3,386,304	$18,628,734	$—

Liabilities
Futures Contracts	$(5,778,967)	$—	$—
OTC Credit Default Swap Agreements	—	(431,527)	—
Centrally Cleared Interest Rate Swap Agreement	—	(643,775)	—

Total	$(5,778,967)	$(1,075,302)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Banks	22.8%
Collateralized Loan Obligations	12.0
Electric	7.4
Real Estate Investment Trusts (REITs)	3.9
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	3.9
Pipelines	3.7
Healthcare-Services	3.6
Oil & Gas	3.4
Auto Manufacturers	3.2
Agriculture	2.7
Telecommunications	2.7
Diversified Financial Services	2.6
Insurance	2.5
Chemicals	1.9
Pharmaceuticals	1.7
Commercial Mortgage-Backed Securities	1.6
Aerospace & Defense	1.5
Mining	1.4
Packaging & Containers	1.2
Media	1.2
Machinery-Diversified	1.0
Commercial Services	0.9
Semiconductors	0.9
Software	0.9
Building Materials	0.8
Foods	0.8
Airlines	0.8
Lodging	0.8

Computers	0.8%
Healthcare-Products	0.7
U.S. Treasury Obligations	0.6
Engineering & Construction	0.6
Miscellaneous Manufacturing	0.5
Gas	0.5
Retail	0.5
Office/Business Equipment	0.5
Home Builders	0.4
Real Estate	0.4
Entertainment	0.4
Beverages	0.4
Hand/Machine Tools	0.3
Machinery-Construction & Mining	0.3
Trucking & Leasing	0.3
Household Products/Wares	0.3
Municipal Bond	0.3
Oil & Gas Services	0.3
Apparel	0.3
Electronics	0.2
Auto Parts & Equipment	0.2
Internet	0.2
Distribution/Wholesale	0.1
Transportation	0.1
Iron/Steel	0.1
Biotechnology	0.1
Shipbuilding	0.1
Forest Products & Paper	0.1

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 33

Schedule of Investments (continued)

as of December 31, 2024

Industry Classification (continued):

Option Purchased	0.0	*%

	101.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$667,087	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	1,789,997		Premiums received for OTC swap agreements	296,499
Credit contracts	Unaffiliated investments	630,838		Options written outstanding, at value	574,240
Credit contracts	Unrealized appreciation on OTC swap agreements	1,281,620		Unrealized depreciation on OTC swap agreements	439,574
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	96,194		—	—
Interest rate contracts	Due from/to broker-variation margin futures	3,386,304	*	Due from/to broker-variation margin futures	5,778,967	*
Interest rate contracts	Due from/to broker-variation margin swaps	15,098,382	*	Due from/to broker-variation margin swaps	643,775	*

		$22,950,422			$7,733,055

See Notes to Financial Statements.

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(1,999,170)	$2,006,000	$—	$—	$(3,196,842)
Foreign exchange contracts	—	—	—	897,258	—
Interest rate contracts	—	—	(4,794,933)	—	1,297,527

Total	$(1,999,170)	$2,006,000	$(4,794,933)	$897,258	$(1,899,315)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(427,812)	$416,110	$—	$—	$912,090
Foreign exchange contracts	—	—	—	217,662	—
Interest rate contracts	—	—	(18,548,569)	—	930,015

Total	$(427,812)	$416,110	$(18,548,569)	$217,662	$1,842,105

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 611,564
Options Written (2)	706,400,000
Futures Contracts - Long Positions (2)	1,246,494,965
Futures Contracts - Short Positions (2)	326,115,701
Forward Foreign Currency Exchange Contracts - Purchased (3)	8,543,417
Forward Foreign Currency Exchange Contracts - Sold (3)	22,735,095
Interest Rate Swap Agreements (2)	1,274,520,000
Credit Default Swap Agreements - Buy Protection (2)	101,364,930
Credit Default Swap Agreements - Sell Protection (2)	63,000,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 35

Schedule of Investments (continued)

as of December 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$107,997,088	$(107,997,088)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$144,241	$(296,499)	$(152,258)	$148,501	$(3,757)
GSI	28,001	(60,657)	(32,656)	—	(32,656)
JPM	747,993	(922,387)	(174,394)	174,394	—
MSI	2,782,220	(30,770)	2,751,450	(2,751,450)	—
SCB	96,194	—	96,194	—	96,194

	$3,798,649	$(1,310,313)	$2,488,336	$(2,428,555)	$59,781

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

as of December 31, 2024

Assets

Investments at value, including securities on loan of $107,997,088:
Unaffiliated investments (cost $8,182,595,329)	$8,085,906,839
Affiliated investments (cost $322,982,617)	322,982,617
Foreign currency, at value (cost $335,443)	331,887
Dividends and interest receivable	83,330,978
Receivable for Fund shares sold	20,348,136
Premiums paid for OTC swap agreements	1,789,997
Unrealized appreciation on OTC swap agreements	1,281,620
Receivable for investments sold	1,039,487
Due from broker—variation margin swaps	136,306
Unrealized appreciation on OTC forward foreign currency exchange contracts	96,194
Prepaid expenses and other assets	56,389

Total Assets	8,517,300,450

Liabilities

Payable to broker for collateral for securities on loan	110,197,183
Payable for investments purchased	80,000,000
Payable for Fund shares purchased	27,118,588
Dividends payable	3,100,391
Management fee payable	2,473,706
Accrued expenses and other liabilities	1,735,683
Options written outstanding, at value (premiums received $990,350)	574,240
Unrealized depreciation on OTC swap agreements	439,574
Due to broker—variation margin futures	374,702
Distribution fee payable	365,110
Premiums received for OTC swap agreements	296,499
Affiliated transfer agent fee payable	24,631

Total Liabilities	226,700,307

Net Assets	$8,290,600,143

Net assets were comprised of:
Common stock, at par	$7,812,048
Paid-in capital in excess of par	9,349,025,226
Total distributable earnings (loss)	(1,066,237,131)

Net assets, December 31, 2024	$8,290,600,143

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 37

Statement of Assets and Liabilities

as of December 31, 2024

Class A

Net asset value and redemption price per share, ($ 1,068,886,619 ÷ 100,945,265 shares of common stock issued and outstanding)	$10.59
Maximum sales charge (2.25% of offering price)	0.24

Maximum offering price to public	$10.83

Class C

Net asset value, offering price and redemption price per share, ($116,541,838 ÷ 11,006,708 shares of common stock issued and outstanding)	$10.59

Class R

Net asset value, offering price and redemption price per share, ($88,463,515 ÷ 8,354,967 shares of common stock issued and outstanding)	$10.59

Class Z

Net asset value, offering price and redemption price per share, ($5,209,649,345 ÷ 490,788,937 shares of common stock issued and outstanding)	$10.61

Class R2

Net asset value, offering price and redemption price per share, ($1,453,408 ÷ 136,687 shares of common stock issued and outstanding)	$10.63

Class R4

Net asset value, offering price and redemption price per share, ($1,935,120 ÷ 182,026 shares of common stock issued and outstanding)	$10.63

Class R6

Net asset value, offering price and redemption price per share, ($1,803,670,298 ÷ 169,790,164 shares of common stock issued and outstanding)	$10.62

See Notes to Financial Statements.

Statement of Operations

Year Ended December 31, 2024

Net Investment Income (Loss)

Income
Interest income	$364,268,590
Affiliated dividend income	5,695,386
Unaffiliated dividend income	401,079
Income from securities lending, net (including affiliated income of $318,584)	338,886

Total income	370,703,941

Expenses
Management fee	32,916,060
Distribution fee(a)	4,785,164
Shareholder servicing fees(a)	2,987
Transfer agent’s fees and expenses (including affiliated expense of $190,570)(a)	6,582,548
Shareholders’ reports	439,274
Custodian and accounting fees	397,476
Registration fees(a)	250,665
Directors’ fees	117,440
Professional fees	91,096
Audit fee	43,044
Miscellaneous	149,730

Total expenses	45,775,484
Less: Fee waiver and/or expense reimbursement(a)	(2,153,264)
Distribution fee waiver(a)	(228,585)

Net expenses	43,393,635

Net investment income (loss)	327,310,306

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $98,942)	(47,139,732)
Futures transactions	(4,794,933)
Forward currency contract transactions	897,258
Options written transactions	2,006,000
Swap agreement transactions	(1,899,315)
Foreign currency transactions	(11,340)

(50,942,062)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(132,290))	171,795,541
Futures	(18,548,569)
Forward currency contracts	217,662
Options written	416,110
Swap agreements	1,842,105
Foreign currencies	(18,820)

155,704,029

Net gain (loss) on investment and foreign currency transactions	104,761,967

Net Increase (Decrease) In Net Assets Resulting From Operations	$432,072,273

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 39

Statement of Operations

Year Ended December 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,753,420	1,342,613	685,755	—	3,376	—	—
Shareholder servicing fees	—	—	—	—	1,350	1,637	—
Transfer agent’s fees and expenses	830,647	122,510	137,413	5,401,729	2,704	3,170	84,375
Registration fees	53,376	20,475	12,521	90,941	10,371	8,021	54,960
Fee waiver and/or expense reimbursement	(160,226)	(19,532)	(13,302)	(1,500,337)	(11,237)	(8,964)	(439,666)
Distribution fee waiver	—	—	(228,585)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended December 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$327,310,306	$299,457,523
Net realized gain (loss) on investment and foreign currency transactions	(50,942,062)	(181,895,924)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	155,704,029	492,945,073

Net increase (decrease) in net assets resulting from operations	432,072,273	610,506,672

Dividends and Distributions
Distributions from distributable earnings
Class A	(39,900,359)	(38,287,770)
Class C	(3,819,334)	(4,508,781)
Class R	(3,006,597)	(2,905,614)
Class Z	(203,508,140)	(202,074,998)
Class R2	(46,625)	(35,931)
Class R4	(60,664)	(44,895)
Class R6	(81,622,705)	(83,601,534)

	(331,964,424)	(331,459,523)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,163,485,622	2,880,971,062
Net asset value of shares issued in reinvestment of dividends and distributions	290,701,183	287,138,171
Cost of shares purchased	(3,319,069,317)	(4,140,092,331)

Net increase (decrease) in net assets from Fund share transactions	(864,882,512)	(971,983,098)

Total increase (decrease)	(764,774,663)	(692,935,949)

Net Assets:

Beginning of year	9,055,374,806	9,748,310,755

End of year	$8,290,600,143	$9,055,374,806

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 41

Financial Highlights

Class A Shares
	Year Ended December 31,

	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.47	$10.15	$11.14		$11.42	$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.30	0.19		0.17	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12	0.36	(0.93)		(0.23)	0.34
Total from investment operations	0.50	0.66	(0.74)		(0.06)	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.34)	(0.25)		(0.22)	(0.25)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Total dividends and distributions	(0.38)	(0.34)	(0.25)		(0.22)	(0.25)
Net asset value, end of year	$10.59	$10.47	$10.15		$11.14	$11.42
Total Return(c):	4.87%	6.60%	(6.70)%		(0.56)%	5.13%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,068,887	$1,137,150	$1,204,480		$1,665,931	$1,837,307
Average net assets (000)	$1,101,368	$1,161,410	$1,361,067		$1,807,236	$2,048,213
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71%	0.71%	0.71%		0.71%	0.76%
Expenses before waivers and/or expense reimbursement	0.72%	0.73%	0.72%		0.72%	0.77%
Net investment income (loss)	3.57%	2.96%	1.83%		1.46%	1.93%
Portfolio turnover rate(e)	46%	35%	14%		32%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Year Ended December 31,

	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.47	$10.15	$11.14		$11.42	$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.22	0.11		0.08	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	0.36	(0.93)		(0.23)	0.34
Total from investment operations	0.42	0.58	(0.82)		(0.15)	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.26)	(0.17)		(0.13)	(0.17)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Total dividends and distributions	(0.30)	(0.26)	(0.17)		(0.13)	(0.17)
Net asset value, end of year	$10.59	$10.47	$10.15		$11.14	$11.42
Total Return(c):	4.06%	5.79%	(7.42)%		(1.31)%	4.40%

Ratios/Supplemental Data:
Net assets, end of year (000)	$116,542	$155,936	$209,217		$333,417	$495,994
Average net assets (000)	$134,261	$179,607	$262,486		$389,132	$534,970
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.49%	1.48%	1.48%		1.47%	1.47%
Expenses before waivers and/or expense reimbursement	1.50%	1.50%	1.49%		1.48%	1.48%
Net investment income (loss)	2.79%	2.17%	1.04%		0.71%	1.27%
Portfolio turnover rate(e)	46%	35%	14%		32%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 43

Financial Highlights (continued)

Class R Shares
	Year Ended December 31,

	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.47	$10.15	$11.13		$11.42	$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.27	0.15		0.13	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	0.35	(0.92)		(0.24)	0.34
Total from investment operations	0.47	0.62	(0.77)		(0.11)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.30)	(0.21)		(0.18)	(0.22)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Total dividends and distributions	(0.35)	(0.30)	(0.21)		(0.18)	(0.22)
Net asset value, end of year	$10.59	$10.47	$10.15		$11.13	$11.42
Total Return(c):	4.52%	6.25%	(6.94)%		(0.99)%	4.86%

Ratios/Supplemental Data:
Net assets, end of year (000)	$88,464	$94,762	$104,825		$138,545	$143,094
Average net assets (000)	$91,434	$98,290	$119,891		$139,942	$133,401
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.04%	1.05%	1.05%		1.05%	1.02%
Expenses before waivers and/or expense reimbursement	1.30%	1.32%	1.31%		1.31%	1.28%
Net investment income (loss)	3.23%	2.62%	1.48%		1.12%	1.70%
Portfolio turnover rate(e)	46%	35%	14%		32%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Year Ended December 31,

	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.49	$10.17	$11.16		$11.45	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.33	0.21		0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	0.35	(0.93)		(0.24)	0.35
Total from investment operations	0.53	0.68	(0.72)		(0.05)	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.36)	(0.27)		(0.24)	(0.29)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Total dividends and distributions	(0.41)	(0.36)	(0.27)		(0.24)	(0.29)
Net asset value, end of year	$10.61	$10.49	$10.17		$11.16	$11.45
Total Return(c):	5.12%	6.85%	(6.47)%		(0.41)%	5.43%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,209,649	$5,467,555	$5,743,080		$8,985,211	$8,371,100
Average net assets (000)	$5,267,650	$5,711,815	$7,274,717		$8,893,589	$7,069,401
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47%	0.47%	0.47%		0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.50%	0.49%	0.50%		0.51%	0.50%
Net investment income (loss)	3.81%	3.20%	2.05%		1.69%	2.22%
Portfolio turnover rate(e)	46%	35%	14%		32%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 45

Financial Highlights (continued)

Class R2 Shares
	Year Ended December 31,

	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.51	$10.19	$11.18		$11.47	$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.29	0.17		0.14	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12	0.35	(0.93)		(0.23)	0.36
Total from investment operations	0.48	0.64	(0.76)		(0.09)	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.32)	(0.23)		(0.20)	(0.24)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Total dividends and distributions	(0.36)	(0.32)	(0.23)		(0.20)	(0.24)
Net asset value, end of year	$10.63	$10.51	$10.19		$11.18	$11.47
Total Return(c):	4.69%	6.41%	(6.83)%		(0.81)%	5.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,453	$1,338	$916		$1,941	$919
Average net assets (000)	$1,350	$1,138	$1,505		$1,549	$477
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88%	0.88%	0.88%		0.88%	0.88%
Expenses before waivers and/or expense reimbursement	1.71%	1.87%	1.84%		1.89%	6.58%
Net investment income (loss)	3.40%	2.84%	1.61%		1.27%	1.74%
Portfolio turnover rate(e)	46%	35%	14%		32%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Year Ended December 31,

	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.51	$10.19	$11.18		$11.46	$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.31	0.20		0.17	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12	0.36	(0.94)		(0.22)	0.34
Total from investment operations	0.51	0.67	(0.74)		(0.05)	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.35)	(0.25)		(0.23)	(0.27)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Total dividends and distributions	(0.39)	(0.35)	(0.25)		(0.23)	(0.27)
Net asset value, end of year	$10.63	$10.51	$10.19		$11.18	$11.46
Total Return(c):	4.95%	6.68%	(6.60)%		(0.47)%	5.26%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,935	$1,372	$1,400		$1,020	$439
Average net assets (000)	$1,636	$1,327	$986		$887	$347
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses before waivers and/or expense reimbursement	1.18%	1.43%	1.66%		2.16%	8.45%
Net investment income (loss)	3.66%	3.05%	1.89%		1.52%	2.11%
Portfolio turnover rate(e)	46%	35%	14%		32%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 47

Financial Highlights (continued)

Class R6 Shares
	Year Ended December 31,

	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.50	$10.18	$11.17		$11.46	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.34	0.23		0.20	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	0.35	(0.94)		(0.24)	0.36
Total from investment operations	0.54	0.69	(0.71)		(0.04)	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.37)	(0.28)		(0.25)	(0.30)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Total dividends and distributions	(0.42)	(0.37)	(0.28)		(0.25)	(0.30)
Net asset value, end of year	$10.62	$10.50	$10.18		$11.17	$11.46
Total Return(c):	5.21%	6.95%	(6.37)%		(0.31)%	5.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,803,670	$2,197,262	$2,484,393		$2,586,493	$1,821,666
Average net assets (000)	$2,064,421	$2,305,753	$2,472,740		$2,277,111	$1,498,054
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38%	0.38%	0.38%		0.38%	0.38%
Expenses before waivers and/or expense reimbursement	0.40%	0.40%	0.40%		0.40%	0.40%
Net investment income (loss)	3.90%	3.29%	2.18%		1.77%	2.31%
Portfolio turnover rate(e)	46%	35%	14%		32%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Short-Term Corporate Bond Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Short-Term Corporate Bond Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current income consistent with the preservation of principal.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s sub-advisor.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

PGIM Short-Term Corporate Bond Fund 49

Notes to Financial Statements (continued)

on the measurement date. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross

PGIM Short-Term Corporate Bond Fund 51

Notes to Financial Statements (continued)

currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest

PGIM Short-Term Corporate Bond Fund 53

Notes to Financial Statements (continued)

rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC

PGIM Short-Term Corporate Bond Fund 55

Notes to Financial Statements (continued)

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned.

Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Short-Term Corporate Bond Fund 57

Notes to Financial Statements (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended December 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.380% on average daily net assets up to $10 billion;	0.38%

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.370% on average daily net assets over $10 billion.

The Manager has contractually agreed, through April 30, 2026, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	0.47
R2	0.88
R4	0.63
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS contractually agreed through April 30, 2026 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates

PGIM Short-Term Corporate Bond Fund 59

Notes to Financial Statements (continued)

or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the year ended December 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$331,198	$41,009
C	—	11,392

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (“the Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended December 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$3,857,742,123	$4,830,498,175

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended December 31, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$ 22,302,705	$2,755,195,204	$2,565,167,443	$ —	$ —	$212,330,466	212,330,466	$5,695,386

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
194,188,636	943,991,513	1,027,494,650	(132,290)	98,942	110,652,151	110,718,582	318,584(2)
$216,491,341	$3,699,186,717	$3,592,662,093	$(132,290)	$98,942	$322,982,617		$6,013,970

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

PGIM Short-Term Corporate Bond Fund 61

Notes to Financial Statements (continued)

For the year ended December 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$331,964,424	$—	$—	$331,964,424

For the year ended December 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$331,459,523	$—	$—	$331,459,523

For the year ended December 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$433,909	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$8,622,037,019	$68,509,097	$(267,070,131)	$(198,561,034)

The difference between GAAP and tax basis were primarily attributable to deferred losses on wash sales, market discount accretion, bond premium amortization, mark-to-market of futures and swaps contracts and other GAAP to tax differences.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of December 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$866,601,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 30,025,000,000 shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	3,500,000,000
B	5,000,000
C	700,000,000
R	250,000,000
Z	15,000,000,000
T	170,000,000
R2	200,000,000
R4	200,000,000
R6	10,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of December 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	37,812	0.1%

PGIM Short-Term Corporate Bond Fund 63

Notes to Financial Statements (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	87.1

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended December 31, 2024:
Shares sold	19,169,283	$201,960,809
Shares issued in reinvestment of dividends and distributions	3,352,416	35,298,966
Shares purchased	(32,004,275)	(336,710,531)
Net increase (decrease) in shares outstanding before conversion	(9,482,576)	(99,450,756)
Shares issued upon conversion from other share class(es)	4,988,853	52,461,656
Shares purchased upon conversion into other share class(es)	(3,213,040)	(33,655,781)
Net increase (decrease) in shares outstanding	(7,706,763)	$(80,644,881)

Year ended December 31, 2023:
Shares sold	19,833,644	$203,050,845
Shares issued in reinvestment of dividends and distributions	3,274,014	33,551,585
Shares purchased	(36,320,789)	(371,922,677)
Net increase (decrease) in shares outstanding before conversion	(13,213,131)	(135,320,247)
Shares issued upon conversion from other share class(es)	6,109,264	62,485,823
Shares purchased upon conversion into other share class(es)	(2,915,322)	(29,799,500)
Net increase (decrease) in shares outstanding	(10,019,189)	$(102,633,924)

Class C
Year ended December 31, 2024:
Shares sold	1,613,838	$17,008,077
Shares issued in reinvestment of dividends and distributions	320,462	3,372,417
Shares purchased	(3,189,774)	(33,553,356)
Net increase (decrease) in shares outstanding before conversion	(1,255,474)	(13,172,862)
Shares purchased upon conversion into other share class(es)	(2,637,586)	(27,744,719)
Net increase (decrease) in shares outstanding	(3,893,060)	$(40,917,581)

Share Class	Shares	Amount

Year ended December 31, 2023:
Shares sold	2,259,513	$23,137,523
Shares issued in reinvestment of dividends and distributions	390,384	4,000,463
Shares purchased	(5,265,509)	(53,927,599)
Net increase (decrease) in shares outstanding before conversion	(2,615,612)	(26,789,613)
Shares purchased upon conversion into other share class(es)	(3,097,995)	(31,684,439)
Net increase (decrease) in shares outstanding	(5,713,607)	$(58,474,052)

Class R
Year ended December 31, 2024:
Shares sold	345,210	$3,635,989
Shares issued in reinvestment of dividends and distributions	285,167	3,002,783
Shares purchased	(1,330,178)	(13,992,214)
Net increase (decrease) in shares outstanding	(699,801)	$(7,353,442)

Year ended December 31, 2023:
Shares sold	371,724	$3,818,222
Shares issued in reinvestment of dividends and distributions	283,075	2,900,753
Shares purchased	(1,928,635)	(19,722,506)
Net increase (decrease) in shares outstanding	(1,273,836)	$(13,003,531)

Class Z
Year ended December 31, 2024:
Shares sold	144,203,294	$1,521,582,813
Shares issued in reinvestment of dividends and distributions	16,687,191	176,108,398
Shares purchased	(190,869,920)	(2,011,960,759)
Net increase (decrease) in shares outstanding before conversion	(29,979,435)	(314,269,548)
Shares issued upon conversion from other share class(es)	6,494,666	68,698,574
Shares purchased upon conversion into other share class(es)	(6,855,656)	(72,895,848)
Net increase (decrease) in shares outstanding	(30,340,425)	$(318,466,822)

Year ended December 31, 2023:
Shares sold	211,416,313	$2,171,195,873
Shares issued in reinvestment of dividends and distributions	16,907,020	173,674,034
Shares purchased	(269,532,947)	(2,765,170,184)
Net increase (decrease) in shares outstanding before conversion	(41,209,614)	(420,300,277)
Shares issued upon conversion from other share class(es)	3,507,038	35,948,306
Shares purchased upon conversion into other share class(es)	(5,612,266)	(57,452,222)
Net increase (decrease) in shares outstanding	(43,314,842)	$(441,804,193)

PGIM Short-Term Corporate Bond Fund 65

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class R2
Year ended December 31, 2024:
Shares sold	29,959	$319,918
Shares issued in reinvestment of dividends and distributions	4,405	46,596
Shares purchased	(22,033)	(233,595)
Net increase (decrease) in shares outstanding before conversion	12,331	132,919
Shares purchased upon conversion into other share class(es)	(2,968)	(31,133)
Net increase (decrease) in shares outstanding	9,363	$101,786

Year ended December 31, 2023:
Shares sold	40,812	$419,149
Shares issued in reinvestment of dividends and distributions	3,492	35,924
Shares purchased	(6,802)	(69,684)
Net increase (decrease) in shares outstanding	37,502	$385,389

Class R4
Year ended December 31, 2024:
Shares sold	67,690	$718,122
Shares issued in reinvestment of dividends and distributions	3,509	37,126
Shares purchased	(19,782)	(209,676)
Net increase (decrease) in shares outstanding	51,417	$545,572

Year ended December 31, 2023:
Shares sold	31,281	$320,969
Shares issued in reinvestment of dividends and distributions	2,694	27,707
Shares purchased	(40,724)	(418,445)
Net increase (decrease) in shares outstanding	(6,749)	$(69,769)

Class R6
Year ended December 31, 2024:
Shares sold	39,631,866	$418,259,894
Shares issued in reinvestment of dividends and distributions	6,895,487	72,834,897
Shares purchased	(87,227,018)	(922,409,186)
Net increase (decrease) in shares outstanding before conversion	(40,699,665)	(431,314,395)
Shares issued upon conversion from other share class(es)	4,918,425	52,480,167
Shares purchased upon conversion into other share class(es)	(3,695,093)	(39,312,916)
Net increase (decrease) in shares outstanding	(39,476,333)	$(418,147,144)

Share Class	Shares	Amount

Year ended December 31, 2023:
Shares sold	46,625,714	$479,028,481
Shares issued in reinvestment of dividends and distributions	7,096,816	72,947,705
Shares purchased	(90,450,142)	(928,861,236)
Net increase (decrease) in shares outstanding before conversion	(36,727,612)	(376,885,050)
Shares issued upon conversion from other share class(es)	2,478,830	25,341,042
Shares purchased upon conversion into other share class(es)	(471,238)	(4,839,010)
Net increase (decrease) in shares outstanding	(34,720,020)	$(356,383,018)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended December 31, 2024.

9. Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Short-Term Corporate Bond Fund 67

Notes to Financial Statements (continued)

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration

PGIM Short-Term Corporate Bond Fund 69

Notes to Financial Statements (continued)

risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of

PGIM Short-Term Corporate Bond Fund 71

Notes to Financial Statements (continued)

negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yankee Obligations Risk: Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the US. In addition, Yankee Obligations may be less liquid than US debt obligations. Differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information on foreign investments and involve more risk. Investments in emerging markets securities are subject to greater volatility and price declines.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Short-Term Corporate Bond Fund, Inc. and Shareholders of PGIM Short-Term Corporate Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Short-Term Corporate Bond Fund (the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 19, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Short-Term Corporate Bond Fund 73

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 –
Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	February 19, 2025